Financial Instruments and Risk Management - Assumptions utilized (Details)	Dec. 31, 2025 USD ($) $ / oz	Dec. 31, 2024 $ / oz
Convertible debenture
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans received | $	$ 200,000,000
Gold Stream derivative liability | Gold spot price (USD per ounce)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Measurement input | $ / oz	4,308	2,611
Gold Stream derivative liability | Gold price implied volatility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Measurement input	0.2103	0.1517
Gold Stream derivative liability | Credit spread
Disclosure of nature and extent of risks arising from financial instruments [line items]
Measurement input	0.1594	0.1642
Gold Stream derivative liability | Credit spread | Orion Resource Partners
Disclosure of nature and extent of risks arising from financial instruments [line items]
Measurement input		0.0053